RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
RECEIVABLES [Text Block]

5. RECEIVABLES

The Company’s receivables are related to distributions expected from investments, sale of foreign subsidiaries, royalty receivable, goods and services tax and harmonized sales taxes receivable from government taxation authorities, and recovery of royalty generation costs from project partners.

As at December 31, 2019 and December 31, 2018, the current receivables were as follows:

Category	December 31, 2019	December 31, 2018
Distribution receivable from an investment in an associated entity (Note 8)	$-	$5,451
Sale of Akarca	-	903
Loan fees	-	187
Royalty income receivable	15	145
Refundable taxes	174	176
Recoverable exploration expenditures and advances	460	264
Other	332	380
Total	$981	$7,506

During the year ended December 31, 2019 the Company received $4,952 (US$3,743) distributions owing from IGC related to the sale of Malmyzh.

Included in the change in value through profit or loss assets is $Nil (2018 - $109) related to the Akarca receivable balance as a result of the derivative components of the receivable balance being the expected gold price to be realized.

The carrying amounts of the Company’s current receivables are denominated in the following currencies:

Currency	December 31, 2019	December 31, 2018
Canadian Dollars	$158	$484
US Dollars	453	6,934
Swedish Krona	370	72
Other	-	16
Total	$981	$7,506